Commitments and Contingent Liabilities (Details) $ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($) drilling_unit	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
Letters of credit issued	$ 8.6
IRS proposed unfavorable tax adjustments	85.0
Gross unrecognized tax benefits	98.0		$ 98.0
Tax impact of net unrecognized tax benefits, if reversed	$ 34.0
Saudi Arabia Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Period Of Joint Venture Funding Of Drilling Rigs	10 years
Saudi Arabia Joint Venture [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Number Of Drilling Rigs To Be Purchased By Joint Venture | drilling_unit	20
Contingent Funding Obligation To Equity Method Investment	$ 1,250.0
Number Of Drilling Rigs To Be Purchased By Each Partner in a 12 month period | drilling_unit	3
New Revolving Credit Facility [Member]
Long-term Purchase Commitment [Line Items]
Letters of credit issued	$ 6.9
Subsequent Event [Member]
Long-term Purchase Commitment [Line Items]
Gross unrecognized tax benefits		$ 52.0
Increase in Unrecognized Tax Benefits is Reasonably Possible		$ 159.0